Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES

10. LEASES

Operating lease right-of-use assets, net and operating lease liabilities consisted of the following:

	As of December 31,
	2025	2024
Operating lease right-of-use assets	$12,777,073	$10,393,154
Operating lease right-of-use assets -accumulated amortization	(7,015,897)	(4,971,918)
Operating lease right-of-use assets, net	$5,761,176	$5,421,236

Operating lease liabilities, current	$2,328,227	2,060,022
Operating lease liabilities, non-current	3,974,560	3,911,466
Total operating lease liabilities	$6,302,787	$5,971,488

A summary of lease cost recognized in the Group’s consolidated statements of operations and comprehensive loss is as follows:

	For the Years Ended December 31,
	2025	2024	2023
Operating leases cost excluding short-term rental expense	$2,526,921	$2,437,633	$2,529,180
Short-term lease cost	387,708	363,801	98,935
Total	$2,914,629	$2,801,434	$2,628,115

For the years ended December 31, 2025, 2024 and 2023, amortization of right-of-use asset were $2,273,649, $2,171,124 and $2,279,490, respectively. The Group’s lease agreements do not have a discount rate that is readily determinable. The incremental borrowing rate is determined at lease commencement or lease modification and represents the rate of interest the Group would have to pay to borrow on a collateralized basis over a similar term and an amount equal to the lease payments in a similar economic environment.

As of December 31, 2025, the weighted average remaining lease term was 6.82 years, and the weighted average discount rate was 4.39% for the Group’s operating leases.

The following table summarizes the maturity of lease liabilities under operating leases as of December 31, 2025:

Operating
Lease Liabilities
For the years ending December 31,
2026	$2,545,946
2027	964,516
2028	669,819
2029	615,291
2030 and thereafter	2,707,877
Total lease payments	7,503,449
Less: imputed interest	1,200,662
Total	6,302,787
Less: current portion	2,328,227
Non-current portion	$3,974,560